Issuance of Ordinary Shares From Equity Offering - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 Public CNY	Dec. 31, 2010 Public September 2010 USD ($)	Dec. 31, 2010 Hanwha Solar CNY	Dec. 31, 2010 Hanwha Solar September 2010	Dec. 31, 2010 Hanwha Solar November 2010 USD ($)
Class of Stock [Line Items]
Number of shares issued	128,436,693							36,455,089
Number of American Depository Shares issued	9,200,000					9,200,000
Number of ordinary shares					521,302,000	$ 46,000,000	1,059,812,000		$ 45,981,604
Common stock par value		$ 0.0001							$ 0.0001